Share Capital - Canopy Growth - Other - Summary of Other Equity Issuances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Completion of acquisition milestones	2,455,446	398,651
Royalty agreements	208,786
Asset acquisitions	61,492	117,253
Shares issued but held in escrow	46,781
Total	3,152,477	715,106
Newfoundland
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Newfoundland lease purchase option	332,009
L B C Holdings Inc
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Release from escrow to LBC Holdings, Inc.	25,097	87,836
Hiku Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Conversion of Hiku debenture	22,866
Niagara Asset Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Asset acquisitions		111,366
Share capital
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Completion of acquisition milestones	$ 45,277	$ 4,278
Royalty agreements	9,168
Asset acquisitions	2,251	3,225
Shares issued but held in escrow	2,076
Total	70,104	9,795
Share capital | Newfoundland
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Newfoundland lease purchase option	8,714
Share capital | L B C Holdings Inc
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Release from escrow to LBC Holdings, Inc.	1,038	1,297
Share capital | Hiku Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Conversion of Hiku debenture	1,580
Share capital | Niagara Asset Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Asset acquisitions		995
Share-based reserve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Completion of acquisition milestones	(45,310)	(4,278)
Royalty agreements	(2,864)
Shares issued but held in escrow	(2,076)
Total	(52,237)	(5,575)
Share-based reserve | L B C Holdings Inc
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Release from escrow to LBC Holdings, Inc.	(1,038)	$ (1,297)
Share-based reserve | Hiku Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Conversion of Hiku debenture	$ (949)